Financial Instruments - Summary of Financial Instruments Measured at Fair Value (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of financial instruments [Line Items]
Book Value	$ 835,043	$ 3,110,252
Fair Value	864,692	3,117,958
Long-term Borrowings
Disclosure of fair value of financial instruments [Line Items]
Book Value	835,043	1,133,887
Fair Value	864,692	1,165,924
Preference Share Liabilities (Including Current Portion)
Disclosure of fair value of financial instruments [Line Items]
Book Value		1,976,365
Fair Value		1,952,034
Level 2
Disclosure of fair value of financial instruments [Line Items]
Fair Value	864,692	3,117,958
Level 2 | Long-term Borrowings
Disclosure of fair value of financial instruments [Line Items]
Fair Value	$ 864,692	1,165,924
Level 2 | Preference Share Liabilities (Including Current Portion)
Disclosure of fair value of financial instruments [Line Items]
Fair Value		$ 1,952,034